Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

July 31, 2021 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS – 40.5%

Communication Services – 3.5%

Cars.com, Inc., 6.38%, 11/01/28(1)	$45,000	$48,102
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	25,000	26,530
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	40,000	42,050
Cincinnati Bell, Inc., 7.00%, 07/15/24(1)	29,000	29,689
Cinemark USA, Inc., 5.88%, 03/15/26(1)	30,000	29,512
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(1)	15,000	15,425
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/26(1)	25,000	14,531
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/27(1)	40,000	15,927
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 08/15/27(1)	5,000	5,176
DISH DBS Corp., 7.75%, 07/01/26	13,000	14,852
Frontier Communications Corp., 6.75%, 05/01/29(1)	45,000	48,015
iHeartCommunications, Inc., 8.38%, 05/01/27	29,008	30,893
Level 3 Financing, Inc., 4.25%, 07/01/28(1)	15,000	15,291
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	25,000	24,321
Live Nation Entertainment, Inc., 5.63%, 03/15/26(1)	20,000	20,850
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	35,000	35,788
Mav Acquisition Corp., 8.00%, 08/01/29(1)	30,000	29,397
Nexstar Media, Inc., 4.75%, 11/01/28(1)	20,000	20,650
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/28(1)	5,000	4,931
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/28(1)	20,000	22,592
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 09/15/26(1)	5,000	5,181
Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 09/15/28(1)	40,000	41,618
T-Mobile USA, Inc., 3.88%, 04/15/30	55,000	62,289
TripAdvisor, Inc., 7.00%, 07/15/25(1)	25,000	26,723
Twitter, Inc., 3.88%, 12/15/27(1)	55,000	58,898
Univision Communications, Inc., 5.13%, 02/15/25(1)	35,000	35,610
Total Communication Services		724,841

Consumer Discretionary – 4.2%

Adtalem Global Education, Inc., 5.50%, 03/01/28(1)	45,000	46,272
Ambience Merger Sub, Inc., 4.88%, 07/15/28(1)	10,000	10,050
Ambience Merger Sub, Inc., 7.13%, 07/15/29(1)	40,000	40,556
Caesars Entertainment, Inc., 6.25%, 07/01/25(1)	10,000	10,573
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	5,000	5,505
Carriage Services, Inc., 4.25%, 05/15/29(1)	45,000	45,000
Carvana Co., 5.63%, 10/01/25(1)	30,000	31,187
Carvana Co., 5.88%, 10/01/28(1)	25,000	26,516
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	45,000	48,656
Cooper-Standard Automotive, Inc., 13.00%, 06/01/24(1)	20,000	22,694
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(1)	31,000	32,448
Security Description	Principal	Value

CORPORATE BONDS (continued)

Consumer Discretionary (continued)

Ford Motor Co., 9.00%, 04/22/25	$34,000	$41,895
Golden Nugget, Inc., 8.75%, 10/01/25(1)	25,000	26,437
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(1)	25,000	25,258
M/I Homes, Inc., 4.95%, 02/01/28	55,000	57,771
Metis Merger Sub LLC, 6.50%, 05/15/29(1)	25,000	24,552
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25(1)	10,000	10,655
Michaels Cos Inc. (The), 7.88%, 05/01/29(1)	10,000	10,390
Mohegan Gaming & Entertainment, 8.00%, 02/01/26(1)	30,000	31,273
NCL Corp. Ltd., 5.88%, 03/15/26(1)	20,000	20,175
NCL Finance Ltd., 6.13%, 03/15/28(1)	10,000	10,113
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	45,000	48,093
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/27(1)	5,000	5,406
PulteGroup, Inc., 7.88%, 06/15/32	25,000	36,744
Royal Caribbean Cruises Ltd., 9.13%, 06/15/23(1)	20,000	21,789
Royal Caribbean Cruises Ltd., 4.25%, 07/01/26(1)	10,000	9,773
Royal Caribbean Cruises Ltd., 5.50%, 04/01/28(1)	5,000	5,105
Scientific Games International, Inc., 8.25%, 03/15/26(1)	25,000	26,563
Station Casinos LLC, 4.50%, 02/15/28(1)	25,000	25,210
Tenneco, Inc., 5.13%, 04/15/29(1)	45,000	46,350
Under Armour, Inc., 3.25%, 06/15/26	30,000	31,175
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	25,000	25,908
Total Consumer Discretionary		860,092

Consumer Staples – 1.0%

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 03/15/26(1)	60,000	61,633
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/25(1)	35,000	38,063
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	20,000	20,217
Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	10,000	10,026
Turning Point Brands, Inc., 5.63%, 02/15/26(1)	30,000	31,299
Vector Group Ltd., 5.75%, 02/01/29(1)	40,000	40,656
Total Consumer Staples		201,894

Energy – 5.8%

Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(1)	50,000	50,565
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.88%, 05/15/26(1)	25,000	27,746
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	40,000	41,933

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2021 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Energy (continued)

Antero Resources Corp., 8.38%, 07/15/26(1)	$9,000	$10,194
Antero Resources Corp., 7.63%, 02/01/29(1)	10,000	10,975
Antero Resources Corp., 5.38%, 03/01/30(1)	15,000	15,281
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	45,000	48,731
Callon Petroleum Co., 6.13%, 10/01/24	25,172	23,629
Cheniere Energy, Inc., 4.63%, 10/15/28	15,000	15,855
Chesapeake Energy Corp., 5.50%, 02/01/26(1)	30,000	31,360
Chesapeake Energy Corp., 5.88%, 02/01/29(1)	5,000	5,325
Cimarex Energy Co., 4.38%, 03/15/29	45,000	51,611
Citgo Holding, Inc., 9.25%, 08/01/24(1)	10,000	9,987
Colgate Energy Partners III LLC, 5.88%, 07/01/29(1)	5,000	5,201
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	45,000	46,250
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29(1)	15,000	15,705
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25(1)	52,000	52,269
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(3)	50,000	51,440
EQM Midstream Partners LP, 6.00%, 07/01/25(1)	10,000	10,903
EQM Midstream Partners LP, 6.50%, 07/01/27(1)	10,000	11,238
EQM Midstream Partners LP, 4.50%, 01/15/29(1)	5,000	5,077
EQM Midstream Partners LP, 4.75%, 01/15/31(1)	5,000	5,095
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	60,000	61,296
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	10,000	10,469
HollyFrontier Corp., 5.88%, 04/01/26	45,000	52,162
Indigo Natural Resources LLC, 5.38%, 02/01/29(1)	40,000	41,786
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	43,000	63,173
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	20,000	20,458
Mesquite Energy, Inc., Escrow, 7.25%(4)	12,000	330
Nabors Industries Ltd., 7.25%, 01/15/26(1)	25,000	23,416
Oasis Petroleum, Inc., 6.38%, 06/01/26(1)	5,000	5,181
Occidental Petroleum Corp., 3.50%, 08/15/29	25,000	25,002
Occidental Petroleum Corp., 6.63%, 09/01/30	45,000	54,967
Occidental Petroleum Corp., 6.13%, 01/01/31	20,000	23,654
Parsley Energy LLC / Parsley Finance Corp., 4.13%, 02/15/28(1)	25,000	26,299
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	45,000	46,617
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 09/15/30	50,000	54,313
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	50,000	56,778
Security Description	Principal	Value

CORPORATE BONDS (continued)

Energy (continued)

Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26	$25,000	$26,187
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/31(1)	5,000	5,413
Transocean, Inc., 11.50%, 01/30/27(1)	4,000	3,985
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	18,000	18,876
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	15,000	15,551
Total Energy		1,182,283

Financials – 10.8%

Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	35,000	35,575
Allstate Corp. (The), Series B, 5.75%, (3-Month USD LIBOR + 2.94%), 08/15/53(2)	55,000	59,645
Ally Financial, Inc., Series B, 4.70%, (US 5 Year CMT T- Note + 3.87%), perpetual(2)(3)	78,000	81,783
Athene Global Funding, 2.45%, 08/20/27(1)	70,000	73,831
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27(2)	65,000	66,160
Bank of America Corp., 3.42%, (3-Month USD LIBOR + 1.04%), 12/20/28(2)	45,000	49,478
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T-Note + 4.36%), perpetual(2)(3)	65,000	72,073
Blue Owl Finance LLC, 3.13%, 06/10/31(1)	60,000	60,734
Brighthouse Financial, Inc., 3.70%, 06/22/27	11,000	12,159
Brighthouse Financial, Inc., 5.63%, 05/15/30	40,000	49,281
Brightsphere Investment Group, Inc., 4.80%, 07/27/26	50,000	54,245
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	30,000	30,414
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(3)	50,000	52,123
Citadel LP, 4.88%, 01/15/27(1)	50,000	54,536
Citigroup, Inc., Series W, 4.00%, (US 5 Year CMT T- Note + 3.60%), perpetual(2)(3)	30,000	31,074
Citigroup, Inc., 3.98%, (3-Month USD LIBOR + 1.34%), 03/20/30(2)	80,000	91,250
Corporate Office Properties LP, 2.75%, 04/15/31	50,000	51,272
Discover Financial Services, Series D, 6.13%, (US 5 Year CMT T- Note + 5.78%), perpetual(2)(3)	20,000	22,601
Goldman Sachs Group, Inc. (The), 1.99%, (SOFR + 1.09%), 01/27/32(2)	75,000	73,995
HCRX Investments Holdco LP, 4.50%, 08/01/29(1)	40,000	40,850
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	45,000	47,362
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	25,000	26,312
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%), perpetual(2)(3)	34,000	35,233
JPMorgan Chase & Co., 2.96%, (SOFR + 2.52%), 05/13/31(2)	105,000	111,919

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2021 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)

JPMorgan Chase & Co., 1.95%, (SOFR + 1.07%), 02/04/32(2)	$100,000	$98,703
KeyCorp, Series D, 5.00%, (3-Month USD LIBOR + 3.61%), perpetual(2)(3)	45,000	50,046
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	40,000	39,984
Lincoln National Corp., 2.17%, (3-Month USD LIBOR + 2.04%), 04/20/67(2)	45,000	38,805
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(3)	30,000	31,463
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%), perpetual(2)(3)	52,000	60,933
Morgan Stanley, 3.95%, 04/23/27	75,000	84,560
Navient Corp., 6.75%, 06/25/25	44,000	49,057
OneMain Finance Corp., 7.13%, 03/15/26	42,000	49,508
Prospect Capital Corp., 3.71%, 01/22/26	45,000	46,517
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43(2)	65,000	69,662
Santander Holdings USA, Inc., 4.40%, 07/13/27	59,000	66,767
Synovus Financial Corp., 5.90%, (USD 5 Year Swap + 3.38%), 02/07/29(2)	25,000	27,105
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T- Note + 3.15%), 05/06/31(2)	70,000	72,926
Truist Financial Corp., Series Q, 5.10%, (US 10 Year CMT T- Note + 4.35%), perpetual(2)(3)	50,000	57,625
Wells Fargo & Co., Series BB, 3.90%, (US 5 Year CMT T-Note + 3.45%), perpetual(2)(3)	70,000	72,714
Total Financials		2,200,280

Health Care – 2.9%

Akumin, Inc., 7.00%, 11/01/25(1)	50,000	51,062
Bausch Health Americas, Inc., 9.25%, 04/01/26(1)	24,000	26,010
Bausch Health Americas, Inc., 8.50%, 01/31/27(1)	15,000	16,237
Bausch Health Cos., Inc., 7.00%, 01/15/28(1)	35,000	36,801
Centene Corp., 4.63%, 12/15/29	20,000	21,944
CHS/Community Health Systems, Inc., 6.63%, 02/15/25(1)	20,000	20,997
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	20,000	21,117
CHS/Community Health Systems, Inc., 6.13%, 04/01/30(1)	10,000	10,144
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	15,000	15,244
DaVita, Inc., 4.63%, 06/01/30(1)	30,000	31,050
Encompass Health Corp., 4.50%, 02/01/28	25,000	26,000
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.13%, 04/01/29(1)	15,000	14,929
HCA, Inc., 5.63%, 09/01/28	17,000	20,465
Illumina, Inc., 2.55%, 03/23/31	42,000	43,526
Jaguar Holding Co. II / PPD Development LP, 5.00%, 06/15/28(1)	15,000	16,183
Lannett Co., Inc., 7.75%, 04/15/26(1)	10,000	9,837
Legacy LifePoint Health LLC, 6.75%, 04/15/25(1)	20,000	21,204
Security Description	Principal	Value

CORPORATE BONDS (continued)

Health Care (continued)

Legacy LifePoint Health LLC, 4.38%, 02/15/27(1)	$30,000	$30,175
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(1)	2,000	2,182
Par Pharmaceutical, Inc., 7.50%, 04/01/27(1)	15,000	15,321
Prime Healthcare Services, Inc., 7.25%, 11/01/25(1)	5,000	5,378
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	12,000	12,226
Surgery Center Holdings, Inc., 10.00%, 04/15/27(1)	30,000	32,809
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	40,000	37,151
Tenet Healthcare Corp., 7.50%, 04/01/25(1)	5,000	5,381
Viatris, Inc., 2.70%, 06/22/30(1)	45,000	46,259
Total Health Care		589,632

Industrials – 3.7%

Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(1)	55,000	58,300
American Airlines Group, Inc., 5.00%, 06/01/22(1)	45,000	44,944
American Airlines, Inc., 11.75%, 07/15/25(1)	60,000	75,075
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(1)	10,000	10,475
APX Group, Inc., 5.75%, 07/15/29(1)	25,000	25,133
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	61,000	64,857
BCPE Ulysses Intermediate, Inc., 7.75%, 04/01/27, 7.75% Cash or 8.50% PIK(1)(5)	25,000	25,163
Boeing Co. (The), 5.15%, 05/01/30	35,000	41,731
Boeing Co. (The), 3.75%, 02/01/50	20,000	20,827
Boeing Co. (The), 5.93%, 05/01/60	13,000	18,018
Cleaver-Brooks, Inc., 7.88%, 03/01/23(1)	40,000	39,630
CoStar Group, Inc., 2.80%, 07/15/30(1)	58,000	60,009
CP Atlas Buyer, Inc., 7.00%, 12/01/28(1)	55,000	56,835
Delta Air Lines, Inc., 3.75%, 10/28/29	30,000	29,807
Deluxe Corp., 8.00%, 06/01/29(1)	20,000	21,878
General Electric Co., Series D, 3.45%, (3-Month USD LIBOR + 3.33%), perpetual(2)(3)	65,000	63,839
LBM Acquisition LLC, 6.25%, 01/15/29(1)	15,000	15,048
Spirit AeroSystems, Inc., 5.50%, 01/15/25(1)	40,000	42,050
TransDigm, Inc., 5.50%, 11/15/27	30,000	31,012
United Airlines, Inc., 4.38%, 04/15/26(1)	5,000	5,151
United Airlines, Inc., 4.63%, 04/15/29(1)	5,000	5,150
Total Industrials		754,932

Information Technology – 3.4%

Banff Merger Sub, Inc., 9.75%, 09/01/26(1)	20,000	21,051
Broadcom, Inc., 4.15%, 11/15/30	55,000	62,428
Broadcom, Inc., 2.45%, 02/15/31(1)	17,000	16,955
Citrix Systems, Inc., 3.30%, 03/01/30	80,000	85,287
Dell International LLC / EMC Corp., 8.10%, 07/15/36	49,000	76,363
Elastic NV, 4.13%, 07/15/29(1)	5,000	5,025
HP, Inc., 3.40%, 06/17/30	65,000	69,913

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2021 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Information Technology (continued)

MicroStrategy, Inc., 6.13%, 06/15/28(1)	$30,000	$30,152
Motorola Solutions, Inc., 4.60%, 02/23/28	30,000	35,185
Motorola Solutions, Inc., 4.60%, 05/23/29	10,000	11,828
NCR Corp., 5.13%, 04/15/29(1)	30,000	31,268
Plantronics, Inc., 4.75%, 03/01/29(1)	30,000	29,288
Rocket Software, Inc., 6.50%, 02/15/29(1)	30,000	29,889
Science Applications International Corp., 4.88%, 04/01/28(1)	40,000	42,036
SYNNEX Corp., 2.38%, 08/09/28(1)	65,000	65,186
Viasat, Inc., 5.63%, 09/15/25(1)	50,000	50,924
Xerox Holdings Corp., 5.50%, 08/15/28(1)	35,000	36,970
Total Information Technology		699,748

Materials – 1.8%

Chemours Co. (The), 5.75%, 11/15/28(1)	30,000	31,880
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(1)	35,000	37,818
Freeport-McMoRan, Inc., 5.45%, 03/15/43	30,000	38,605
Hecla Mining Co., 7.25%, 02/15/28	35,000	37,982
International Flavors & Fragrances, Inc., 2.30%, 11/01/30(1)	40,000	40,986
Louisiana-Pacific Corp., 3.63%, 03/15/29(1)	50,000	50,550
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(1)	30,000	29,345
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	30,000	31,682
Trident TPI Holdings, Inc., 6.63%, 11/01/25(1)	40,000	41,002
U.S. Steel Corp., 6.88%, 03/01/29	20,000	21,734
Total Materials		361,584

Real Estate – 2.1%

American Assets Trust LP, 3.38%, 02/01/31	60,000	63,131
EPR Properties, 4.75%, 12/15/26	50,000	54,005
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	52,000	58,867
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/28	16,000	19,253
Iron Mountain, Inc., 5.25%, 07/15/30(1)	10,000	10,669
iStar, Inc., 4.25%, 08/01/25	40,000	41,590
MPT Operating Partnership LP / MPT Finance Corp., 4.63%, 08/01/29	10,000	10,779
Office Properties Income Trust, 4.50%, 02/01/25	50,000	54,275
Retail Properties of America, Inc., 4.75%, 09/15/30	55,000	62,198
Service Properties Trust, 4.38%, 02/15/30	55,000	51,562
Total Real Estate		426,329

Utilities – 1.3%

CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(2)	80,000	90,024
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	5,000	4,944
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	5,000	4,985
National Fuel Gas Co., 2.95%, 03/01/31	40,000	41,204
PG&E Corp., 5.25%, 07/01/30	35,000	34,212
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	58,000	59,175
Talen Energy Supply, LLC, 6.63%, 01/15/28(1)	35,000	31,151
Total Utilities		265,695
Security Description	Principal	Value

CORPORATE BONDS (continued)

Total Corporate Bonds
(Cost $7,911,169)		$8,267,310

TERM LOANS – 20.2%

Aerospace – 1.0%

AI Convoy Luxembourg Sarl, 4.50%, (6-Month USD LIBOR + 3.50%), 01/18/27(2)	$10,147	10,152
Air Canada, 0.00%, (6-Month USD LIBOR + 3.50%), 07/27/28(6)	7,059	7,079
Amentum Government Services Holdings LLC, 5.50%, (3-Month USD LIBOR + 4.75%), 01/29/27(2)	14,963	15,019
American Airlines, Inc., 5.50%, (3-Month USD LIBOR + 4.75%), 04/20/28(2)	5,000	5,148
Brown Group Holding LLC, 3.25%, (3-Month USD LIBOR + 2.75%), 04/22/28(2)	37,475	37,257
KKR Apple Bidco LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 07/14/28(6)	25,000	24,855
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27(2)	30,000	31,845
TransDigm Inc, 2.34%, (1-Month USD LIBOR + 2.25%), 05/30/25(2)	14,962	14,716
TransDigm, Inc., 2.34%, (1-Month USD LIBOR + 2.25%), 12/09/25(2)	37,366	36,756
United Airlines, Inc., 4.50%, (1-Month USD LIBOR + 3.75%), 04/21/28(2)	14,963	15,008
Total Aerospace		197,835

Chemicals – 1.0%

Aruba Investments Holdings LLC, 4.75%, (3-Month USD LIBOR + 4.00%), 11/24/27(2)	14,963	15,028
CPC Acquisition Corp., 4.50%, (3-Month USD LIBOR + 3.75%), 12/29/27(2)	29,925	29,813
Herens US Holdco Corp., 4.75%, (3-Month USD LIBOR + 4.00%), 06/29/28(2)	20,000	20,025
Herens US Holdco Corp., 0.00%, (3-Month USD LIBOR + 4.00%), 06/29/28(6)	20,000	20,025
INEOS US Finance LLC, 0.00%, (3-Month USD LIBOR + 0.00%), 03/31/24(6)	44,922	44,369
Innophos Holdings, Inc., 3.59%, (1-Month USD LIBOR + 3.50%), 02/05/27(2)	49,674	49,643
Nouryon USA LLC, 2.86%, (1-Month USD LIBOR + 2.75%), 10/01/25(2)	25,088	24,812
Total Chemicals		203,715

Consumer Durables – 0.1%

Protective Industrial Products, Inc., 4.75%, (1-Month USD LIBOR + 4.00%), 12/29/27(2)	28,587	28,480

Consumer Non-Durables – 0.9%

Diamond (BC) B.V., 3.09%, (1-Month USD LIBOR + 3.00%), 09/06/24(2)	44,362	44,056
Parfums Holding Co., Inc., 4.09%, (1-Month USD LIBOR + 4.00%), 06/28/24(2)	58,502	58,341
Rodan & Fields, LLC, 4.09%, (1-Month USD LIBOR + 4.00%), 06/16/25(2)	31,704	25,271
SRAM LLC, 3.25%, (3-Month USD LIBOR + 2.75%), 05/18/28(2)	13,636	13,585
SRAM LLC, 3.25%, (1-Month USD LIBOR + 2.75%), 05/18/28(2)	1,091	1,087

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2021 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Consumer Non-Durables (continued)

Zep Inc., 5.00%, (3-Month USD LIBOR + 4.00%), 08/12/24(2)	$39,794	$38,759
Total Consumer Non-Durables		181,099

Energy – 0.6%

CITGO Petroleum Corp., 7.25%, (3-Month USD LIBOR + 6.25%), 03/28/24(2)	35,644	35,794
Hamilton Projects Acquiror LLC, 5.75%, (3-Month USD LIBOR + 4.75%), 06/17/27(2)	24,750	24,475
Medallion Midland Acquisition, LLC, 4.25%, (1-Month USD LIBOR + 3.25%), 10/30/24(2)	29,922	29,762
Traverse Midstream Partners LLC, 6.50%, (1-Month USD LIBOR + 5.50%), 09/27/24(2)	23,243	23,292
Total Energy		113,323

Financials – 0.7%

Asurion LLC, 0.00%, (1-Month USD LIBOR + 5.25%), 07/31/27(6)	20,000	19,669
Asurion LLC, 3.34%, (1-Month USD LIBOR + 3.25%), 07/31/27(2)	14,963	14,715
Asurion LLC, 5.34%, (1-Month USD LIBOR + 5.25%), 01/31/28(2)	15,000	14,952
Asurion LLC, 0.00%, (1-Month USD LIBOR + 5.25%), 01/15/29(6)	15,000	14,948
Avolon TLB Borrower 1 US LLC, 3.25%, (1-Month USD LIBOR + 2.50%), 12/01/27(2)	14,925	14,944
Citadel Securities LP, 2.59%, (1-Month USD LIBOR + 2.50%), 02/02/28(2)	44,888	44,182
Deerfield Dakota Holding LLC, 4.75%, (1-Month USD LIBOR + 3.75%), 04/09/27(2)	24,775	24,819
Zebra Buyer LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 04/21/28(6)	5,000	5,010
Total Financials		153,239

Food/Tobacco – 0.6%

Chobani LLC, 4.50%, (1-Month USD LIBOR + 3.50%), 10/25/27(2)	9,925	9,933
Froneri US, Inc., 2.34%, (1-Month USD LIBOR + 2.25%), 01/29/27(2)	34,650	34,072
H-Food Holdings, LLC (aka Hearthside Food Solutions, LLC), 3.78%, (1-Month USD LIBOR + 3.69%), 05/23/25(2)	24,682	24,481
Shearer’s Foods LLC, 4.25%, (3-Month USD LIBOR + 3.50%), 09/23/27(2)	19,642	19,655
Triton Water Holdings, Inc., 4.00%, (3-Month USD LIBOR + 3.50%), 03/31/28(2)	35,000	34,779
Total Food/Tobacco		122,920

Forest Prod/Containers – 0.6%

Anchor Glass Container Corp., 0.00%, (3-Month USD LIBOR + 0.00%), 12/07/23(6)	14,922	13,926
Berlin Packaging LLC, 3.75%, (3-Month USD LIBOR + 3.25%), 03/11/28(2)	39,900	39,611
BWAY Holding Co., 3.34%, (1-Month USD LIBOR + 3.25%), 04/03/24(2)	14,961	14,511
Kloeckner Pentaplast of America, Inc., 5.25%, (3-Month USD LIBOR + 4.75%), 02/12/26(2)	39,900	39,962
Security Description	Principal	Value

TERM LOANS (continued)

Forest Prod/Containers (continued)

Technimark Holdings LLC, 4.25%, (3-Month USD LIBOR + 3.75%), 06/30/28(2)	$15,000	$14,919
Total Forest Prod/Containers		122,929

Gaming/Leisure – 1.2%

Caesars Resort Collection LLC, 2.84%, (1-Month USD LIBOR + 2.75%), 12/23/24(2)	39,897	39,503
Carnival Corp, 3.75%, (3-Month USD LIBOR + 3.00%), 06/30/25(2)	4,950	4,924
CCM Merger, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 11/04/25(2)	8,691	8,713
ECL Entertainment LLC, 8.25%, (1-Month USD LIBOR + 7.50%), 05/01/28(2)	5,000	5,100
Everi Payments, Inc., 3.50%, (1-Month USD LIBOR + 2.75%), 05/09/24(2)	20,000	19,978
Hilton Grand Vacations Borrower LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 05/19/28(6)	5,000	4,989
J&J Ventures Gaming LLC, 4.75%, (1-Month USD LIBOR + 4.00%), 04/26/28(2)	25,000	25,125
Playa Resorts Holding B.V., 3.75%, (1-Month USD LIBOR + 2.75%), 04/29/24(2)	59,236	57,107
Pug LLC, 3.59%, (1-Month USD LIBOR + 3.50%), 02/12/27(2)	34,475	33,786
Pug LLC, 0.00%, (1-Month USD LIBOR + 4.25%), 02/12/27(6)	8,571	8,523
Raptor Acquisition Corp, 0.00%, (1-Month USD LIBOR + 0.00%), 11/01/26(6)	10,000	10,009
Scientific Games International, Inc., 2.84%, (1-Month USD LIBOR + 2.75%), 08/14/24(2)	18,371	18,125
Stars Group Holdings BV, 2.40%, (2-Month USD LIBOR + 2.25%), 07/21/26(2)	18,653	18,539
Total Gaming/Leisure		254,421

Health Care – 3.9%

Accelerated Health Systems, LLC, 3.59%, (1-Month USD LIBOR + 3.50%), 10/31/25(2)	38,853	38,732
AHP Health Partners, Inc., 4.75%, (1-Month USD LIBOR + 3.75%), 06/30/25(2)	47,623	47,737
ANI Pharmaceuticals Inc, 0.00%, (1-Month USD LIBOR + 0.00%), 05/24/27(6)	20,000	20,050
Athenahealth, Inc., 4.41%, (3-Month USD LIBOR + 4.25%), 02/11/26(2)	9,975	9,990
Azalea Topco Inc, 4.50%, (3-Month USD LIBOR + 3.75%), 07/24/26(2)	49,825	49,970
Azalea Topco Inc, 4.50%, (1-Month USD LIBOR + 3.75%), 07/24/26(2)	125	125
CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), 4.00%, (3-Month USD LIBOR + 3.00%), 06/07/23(2)	83,665	83,613
Envision Health Care Corp., 3.84%, (1-Month USD LIBOR + 3.75%), 10/10/25(2)	30,122	25,868
eResearchTechnology, Inc., 5.50%, (1-Month USD LIBOR + 4.50%), 02/04/27(2)	4,987	5,003
Heartland Dental LLC, 4.09%, (1-Month USD LIBOR + 4.00%), 04/30/25(2)	35,000	34,923

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2021 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Health Care (continued)

Insulet Corp., 3.75%, (1-Month USD LIBOR + 3.25%), 05/04/28(2)	$10,000	$10,020
LifePoint Health Inc, 3.84%, (1-Month USD LIBOR + 3.75%), 11/16/25(2)	20,000	19,856
Milano Acquisition Corp., 4.75%, (3-Month USD LIBOR + 4.00%), 10/01/27(2)	29,850	29,892
One Call Corp., 6.25%, (3-Month USD LIBOR + 5.50%), 04/22/27(2)	50,000	50,437
Packaging Coordinators Midco, Inc., 4.25%, (3-Month USD LIBOR + 3.50%), 11/30/27(2)	19,950	19,952
PAREXEL International Corp., 2.84%, (1-Month USD LIBOR + 2.75%), 09/27/24(2)	40,000	39,920
PetVet Care Centers LLC, 4.25%, (1-Month USD LIBOR + 3.50%), 02/14/25(2)	49,798	49,720
PetVet Care Centers LLC, 3.34%, (1-Month USD LIBOR + 3.25%), 02/14/25(2)	8,206	8,119
Phoenix Guarantor, Inc., 3.60%, (1-Month USD LIBOR + 3.50%), 03/05/26(2)	39,875	39,498
Phoenix Guarantor, Inc., 3.34%, (1-Month USD LIBOR + 3.25%), 03/05/26(2)	39,499	39,049
Pluto Acquisition I Inc, 4.14%, (2-Month USD LIBOR + 4.00%), 06/20/26(2)	25,000	24,875
Sotera Health Holdings LLC, 3.25%, (3-Month USD LIBOR + 2.75%), 12/13/26(2)	10,000	9,973
Sunshine Luxembourg VII Sarl, 4.50%, (3-Month USD LIBOR + 3.75%), 10/01/26(2)	14,963	14,991
Surgery Center Holdings, Inc., 4.50%, (1-Month USD LIBOR + 3.75%), 08/31/26(2)	24,938	24,958
Upstream Newco Inc, 0.00%, (1-Month USD LIBOR + 4.25%), 11/20/26(6)	22,500	22,395
Viant Medical Holdings, Inc., 3.84%, (1-Month USD LIBOR + 3.75%), 07/02/25(2)	64,681	62,664
Waystar Technologies, Inc., 4.09%, (1-Month USD LIBOR + 4.00%), 10/22/26(2)	4,962	4,952
Total Health Care		787,282

Housing – 0.4%

84 Lumber Co., 3.75%, (1-Month USD LIBOR + 3.00%), 11/13/26(2)	19,950	19,903
Quikrete Holdings, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 05/12/28(6)	45,000	44,578
SRS Distribution Inc, 4.25%, (3-Month USD LIBOR + 3.75%), 06/02/28(2)	15,000	14,914
Total Housing		79,395

Information Technology – 2.7%

Acuris Finance US, Inc., 4.50%, (3-Month USD LIBOR + 4.00%), 02/16/28(2)	3,385	3,398
Applied Systems, Inc., 6.25%, (3-Month USD LIBOR + 5.50%), 09/19/25(2)	29,460	29,886
Austin BidCo, Inc., 5.00%, (1-Month USD LIBOR + 4.25%), 02/11/28(2)	4,988	5,013
Barracuda Networks, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 02/12/25(2)	19,850	19,902
Boxer Parent Co, Inc., 3.84%, (1-Month USD LIBOR + 3.75%), 10/02/25(2)	42,001	41,705
Epicor Software Corp., 4.00%, (1-Month USD LIBOR + 3.25%), 07/30/27(2)	49,750	49,665
Security Description	Principal	Value

TERM LOANS (continued)

Information Technology (continued)

Greeneden US Holdings II LLC, 4.75%, (1-Month USD LIBOR + 4.00%), 12/01/27(2)	$14,925	$14,958
Hyland Software, Inc., 4.25%, (1-Month USD LIBOR + 3.50%), 07/01/24(2)	29,796	29,838
Infinite Bidco LLC, 4.25%, (1-Month USD LIBOR + 3.75%), 03/02/28(2)	30,000	29,981
Infinite Bidco LLC, 7.50%, (1-Month USD LIBOR + 7.00%), 03/02/29(2)	10,000	10,100
ION Trading Finance Ltd, 4.92%, (3-Month USD LIBOR + 4.75%), 04/01/28(2)	5,000	5,015
Magenta Buyer LLC, 0.00%, (3-Month USD LIBOR + 5.00%), 04/29/28(6)	20,000	19,931
Masergy Holdings, Inc., 4.25%, (3-Month USD LIBOR + 3.25%), 12/15/23(2)	22,385	22,360
Project Ruby Ultimate Parent Corp., 4.00%, (1-Month USD LIBOR + 3.25%), 03/10/28(2)	29,925	29,803
Proofpoint, Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 06/09/28(6)	30,000	29,745
RealPage, Inc., 3.75%, (1-Month USD LIBOR + 3.25%), 04/24/28(2)	40,000	39,808
Rocket Software Inc, 0.00%, (1-Month USD LIBOR + 0.00%), 11/28/25(6)	25,000	24,474
Sophia LP, 4.50%, (3-Month USD LIBOR + 3.75%), 10/07/27(2)	24,875	24,888
Thoughtworks, Inc., 3.75%, (1-Month USD LIBOR + 3.25%), 03/24/28(2)	30,017	29,980
Thoughtworks, Inc., 5.50%, (3-Month USD LIBOR + 2.25%), 03/24/28(2)	4,895	4,889
UKG, Inc., 4.00%, (3-Month USD LIBOR + 3.25%), 05/04/26(2)	39,713	39,742
Ultra Clean Holdings, Inc., 3.86%, (1-Month USD LIBOR + 3.75%), 08/27/25(2)	9,477	9,497
Vertiv Group Corp., 2.85%, (1-Month USD LIBOR + 2.75%), 03/02/27(2)	29,726	29,486
Total Information Technology		544,064

Manufacturing – 1.3%

Alliance Laundry Systems LLC, 4.25%, (3-Month USD LIBOR + 3.50%), 10/08/27(2)	39,421	39,439
Arcline FM Holdings LLC, 5.50%, (3-Month USD LIBOR + 4.75%), 06/23/28(2)	15,000	15,056
Arcline FM Holdings LLC, 9.00%, (3-Month USD LIBOR + 8.25%), 06/15/29(2)	5,000	5,075
CIRCOR International, Inc., 4.25%, (1-Month USD LIBOR + 3.25%), 12/11/24(2)	30,000	29,839
Filtration Group Corp., 4.50%, (1-Month USD LIBOR + 3.75%), 03/29/25(2)	24,813	24,865
Filtration Group Corp., 3.09%, (1-Month USD LIBOR + 3.00%), 03/31/25(2)	19,946	19,765
Gates Global LLC, 3.50%, (1-Month USD LIBOR + 2.75%), 03/31/27(2)	39,800	39,603
Gates Global LLC, 0.00%, (1-Month USD LIBOR + 2.75%), 03/31/27(6)	15,000	14,926
LEB Holdings USA, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 11/02/27(2)	34,825	34,929
Star US Bidco LLC, 5.25%, (1-Month USD LIBOR + 4.25%), 03/17/27(2)	24,750	24,804

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2021 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Manufacturing (continued)

Truck Hero, Inc., 4.50%, (1-Month USD LIBOR + 3.75%), 01/31/28(2)	$4,988	$4,979
US Farathane LLC, 5.25%, (3-Month USD LIBOR + 4.25%), 12/23/24(2)	13,658	13,589
Total Manufacturing		266,869

Media/Telecom - Broadcasting – 0.2%

Diamond Sports Group LLC, 3.35%, (1-Month USD LIBOR + 3.25%), 08/24/26(2)	19,650	10,866
Directv Financing LLC, 0.00%, (1-Month USD LIBOR + 5.00%), 07/22/27(6)	15,000	14,989
Univision Communications, Inc., 3.75%, (1-Month USD LIBOR + 2.75%), 03/15/24(2)	20,000	19,956
Total Media/Telecom - Broadcasting		45,811

Media/Telecom - Cable/Wireless Video – 0.4%

CSC Holdings, LLC, 2.34%, (1-Month USD LIBOR + 2.25%), 01/15/26(2)	57,987	57,081
Intelsat Jackson Holdings SA, 8.63%, (1-Month USD LIBOR + 8.63%), 01/02/24(2)	15,000	15,303
Radiate Holdco LLC, 4.25%, (1-Month USD LIBOR + 3.50%), 09/25/26(2)	3,741	3,731
Total Media/Telecom - Cable/Wireless Video		76,115

Media/Telecom - Diversified Media – 0.4%

Mav Acquisition Corp, 0.00%, (3-Month USD LIBOR + 4.75%), 07/21/28(6)	24,000	23,784
UPC Financing Partnership, 3.09%, (1-Month USD LIBOR + 3.00%), 01/31/29(2)	25,000	24,781
William Morris Endeavor Entertainment LLC, 2.85%, (1-Month USD LIBOR + 2.75%), 05/19/25(2)	29,920	29,151
Total Media/Telecom - Diversified Media		77,716

Media/Telecom - Telecommunications – 0.3%

Altice France SA/France, 3.81%, (3-Month USD LIBOR + 3.69%), 01/31/26(2)	29,540	29,230
CenturyLink, Inc., 2.34%, (1-Month USD LIBOR + 2.25%), 03/15/27(2)	14,775	14,561
Consolidated Communications, Inc., 4.25%, (1-Month USD LIBOR + 3.50%), 10/02/27(2)	10,710	10,687
Securus Technologies Holdings, Inc., 6.98%, (3-Month USD LIBOR + 4.50%), 11/01/24(2)	9,923	9,279
Total Media/Telecom - Telecommunications		63,757

Retail – 0.8%

CNT Holdings I Corp., 4.50%, (3-Month USD LIBOR + 3.75%), 11/08/27(2)	24,938	24,918
Great American Outdoors, 5.00%, (3-Month USD LIBOR + 4.25%), 03/06/28(2)	29,850	29,932
Harbor Freight Tools USA Inc, 3.25%, (1-Month USD LIBOR + 2.75%), 10/19/27(2)	39,800	39,669
Michaels Cos Inc. (The), 5.00%, (1-Month USD LIBOR + 4.25%), 04/15/28(2)	20,000	20,041
Petco Health & Wellness Co, Inc., 4.00%, (3-Month USD LIBOR + 3.25%), 03/03/28(2)	19,950	19,886
PetSmart, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 02/11/28(2)	20,000	20,018
Security Description	Principal	Value

TERM LOANS (continued)

Retail (continued)

Rising Tide Holdings Inc, 5.50%, (1-Month USD LIBOR + 4.75%), 06/01/28(2)	$15,000	$15,040
Total Retail		169,504

Service – 2.5%

AIT Worldwide Logistics Holdings, Inc., 5.50%, (3-Month USD LIBOR + 4.75%), 04/06/28(2)	10,000	10,025
AlixPartners LLP, 0.00%, (1-Month USD LIBOR + 2.75%), 02/04/28(6)	20,000	19,893
Allied Universal Holdco LLC, 4.25%, (3-Month USD LIBOR + 3.75%), 05/12/28(2)	10,000	10,005
Dun & Bradstreet Corp. (The), 3.34%, (1-Month USD LIBOR + 3.25%), 02/06/26(2)	54,551	54,159
DXP Enterprises, Inc./TX, 5.75%, (1-Month USD LIBOR + 4.75%), 12/23/27(2)	14,925	15,000
ENSEMBLE RCM LLC, 3.88%, (3-Month USD LIBOR + 3.75%), 08/03/26(2)	4,975	4,977
Grab Holdings, Inc., 5.50%, (3-Month USD LIBOR + 4.50%), 01/29/26(2)	34,913	35,218
Hertz Corp/The, 0.00%, (1-Month USD LIBOR + 3.50%), 06/30/28(6)	4,852	4,830
Hertz Corp/The, 0.00%, (1-Month USD LIBOR + 3.50%), 06/30/28(6)	30,452	30,309
Hoya Midco, LLC, 4.50%, (1-Month USD LIBOR + 3.50%), 06/30/24(2)	29,569	29,434
NAB Holdings, LLC, 4.00%, (3-Month USD LIBOR + 3.00%), 07/01/24(2)	19,846	19,855
Paysafe Holdings US Corp, 3.25%, (1-Month USD LIBOR + 2.75%), 06/28/28(2)	30,000	29,963
Paysafe Holdings US Corp, 0.00%, (1-Month USD LIBOR + 2.75%), 06/28/28(6)	10,000	9,987
Peraton Corp., 4.50%, (1-Month USD LIBOR + 3.75%), 02/01/28(2)	31,920	31,940
Pike Corp., 3.10%, (1-Month USD LIBOR + 3.00%), 01/21/28(2)	52,740	52,527
PODS LLC, 3.75%, (1-Month USD LIBOR + 3.00%), 03/31/28(2)	44,888	44,719
Sedgwick Claims Management Services, Inc., 3.84%, (1-Month USD LIBOR + 3.75%), 09/03/26(2)	49,672	49,339
TTF Holdings LLC, 5.00%, (3-Month USD LIBOR + 4.00%), 03/31/28(2)	10,000	9,987
University Support Services LLC, 0.00%, (1-Month USD LIBOR + 0.00%), 06/29/28(6)	32,160	32,046
Weld North Education LLC, 4.75%, (1-Month USD LIBOR + 4.00%), 12/21/27(2)	24,875	24,900
Total Service		519,113

Transportation - Automotive – 0.4%

Cooper-Standard Automotive, Inc., 2.75%, (1-Month USD LIBOR + 2.00%), 11/02/23(2)	49,320	48,211
Mavis Tire Express Services TopCo LP, 4.75%, (3-Month USD LIBOR + 4.00%), 05/04/28(2)	20,000	20,003
PAI Holdco Inc, 4.50%, (3-Month USD LIBOR + 3.75%), 10/28/27(2)	4,988	4,987
Total Transportation - Automotive		73,201

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2021 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Utilities – 0.2%

Brookfield WEC Holdings, Inc., 3.25%, (1-Month USD LIBOR + 2.75%), 08/01/25(2)	$33,798	$33,367
PG&E Corp., 3.50%, (3-Month USD LIBOR + 3.00%), 06/23/25(2)	9,900	9,663
Total Utilities		43,030
Total Term Loans
(Cost $4,119,775)		4,123,818

FOREIGN BONDS – 15.5%

Communication Services – 0.3%

Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	85,000	72,250

Consumer Discretionary – 0.2%

Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(1)	35,000	35,101
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC, 4.88%, 11/01/26 (Canada)(1)	5,000	5,088
Total Consumer Discretionary		40,189

Consumer Staples – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29 (Belgium)	45,000	54,178
BAT Capital Corp., 4.91%, 04/02/30 (United Kingdom)	55,000	64,053
Total Consumer Staples		118,231

Energy – 2.2%

BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(2)(3)	50,000	55,328
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	40,000	43,452
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	20,000	20,659
Petrobras Global Finance BV, 7.38%, 01/17/27 (Brazil)	25,000	30,429
Petrobras Global Finance BV, 5.60%, 01/03/31 (Brazil)	20,000	22,285
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)	95,000	100,724
Petroleos Mexicanos, 5.95%, 01/28/31 (Mexico)	85,000	83,661
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)	80,000	68,489
Petroleos Mexicanos, 7.69%, 01/23/50 (Mexico)	20,000	19,465
Total Energy		444,492

Financials – 0.6%

Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	45,000	47,644
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Canada)	70,000	81,680
Total Financials		129,324

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government – 10.0%

Argentine Republic Government International Bond, 1.13%, 07/09/35 (Argentina)(7)	$65,000	$21,126
Argentine Republic Government International Bond, 2.50%, 07/09/41 (Argentina)(7)	70,000	26,288
Colombia Government International Bond, 3.13%, 04/15/31 (Colombia)	200,000	196,332
Dominican Republic International Bond, 5.95%, 01/25/27 (Dominican Republic)(1)	100,000	112,601
Ecuador Government International Bond, 1.00%, 07/31/35 (Ecuador)(1)(7)	30,000	20,925
Egypt Government International Bond, 7.60%, 03/01/29 (Egypt)(1)	200,000	217,550
El Salvador Government International Bond, 5.88%, 01/30/25 (El Salvador)(1)	45,000	40,523
Emirate of Dubai Government International Bonds, Series E, 5.25%, 01/30/43 (United Arab Emirates)	200,000	226,482
Ghana Government International Bond, 8.13%, 03/26/32 (Ghana)(1)	200,000	200,231
Israel Government International Bond, 2.75%, 07/03/30 (Israel)	200,000	215,609
Mexico Government International Bond, 4.50%, 01/31/50 (Mexico)	200,000	214,724
Saudi Government International Bond, 3.63%, 03/04/28 (Saudi Arabia)(1)	200,000	221,751
Turkey Government International Bond, 7.38%, 02/05/25 (Turkey)	105,000	114,183
Ukraine Government International Bond, 7.25%, 03/15/33 (Ukraine)(1)	200,000	206,748
Total Government		2,035,073

Health Care – 0.3%

Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	55,000	52,847

Industrials – 0.6%

Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	47,000	51,746
British Airways Pass-Through Trust, Class A, Series 2021-1, 2.90%, 03/15/35 (United Kingdom)(1)	40,000	40,653

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2021 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Industrials (continued)

Seaspan Corp., 5.50%, 08/01/29 (Hong Kong)(1)	$5,000	$4,992
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)	20,000	20,652
Total Industrials		118,043

Materials – 0.7%

NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	30,000	32,172
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	40,000	41,213
Teck Resources Ltd., 6.13%, 10/01/35 (Canada)	50,000	65,467
Total Materials		138,852
Total Foreign Bonds
(Cost $3,071,840)		3,149,301

U.S. GOVERNMENT SECURITIES – 7.3%
U.S. Treasury Note
1.13%, 08/31/21	505,000	505,433
0.13%, 05/31/22	190,000	190,082
1.25%, 08/31/24	45,000	46,222
0.25%, 05/31/25	690,000	683,073
0.88%, 06/30/26	50,000	50,457

Total U.S. Government Securities
(Cost $1,480,195)		1,475,267
MORTGAGE BACKED SECURITIES - 6.0%
Commercial Mortgage Backed Securities - 0.9%
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	95,150	97,371
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	60,000	63,602
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37(1)(2)(8)	22,297	22,230
Total Commercial Mortgage Backed Securities		183,203
Mortgage Backed Security - 0.5%
COMM Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37(1)	45,000	45,510
Federal National Mortgage Association, 3.50%, 05/01/49	51,368	54,423
Total Mortgage Backed Security		99,933
Residential Mortgage Backed Securities - 4.6%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(7)	90,094	90,796
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(2)(8)	45,536	46,466
Cascade MH Asset Trust, Class A1, Series 2021-MH1, 1.75%, 02/25/46(1)	100,201	101,155
COLT Mortgage Pass-Through Certificates, Class A1, Series 2021-1R, 0.86%, 05/25/65(1)(2)(8)	67,351	67,353
CSMC, Class A1, Series 2021-NQM1, 0.81%, 05/25/65(1)(2)(8)	77,978	78,137

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)

New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)(8)	$66,204	$70,161
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50(1)(2)(8)	46,091	47,101
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.50%, 06/25/43(2)(8)	114,856	116,950
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59(1)(2)(8)	32,302	32,489
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(2)(8)	100,000	106,942
Towd Point Mortgage Trust, Class A1, Series 2018-4, 3.00%, 06/25/58(1)(2)(8)	60,832	63,374
VOLT XCIV LLC, Class A1, Series 2021-NPL3, 2.24%, 02/27/51(1)(7)	121,206	121,530
Total Residential Mortgage Backed Securities		942,454
Total Mortgage Backed Securities
(Cost $1,214,089)		1,225,590

ASSET BACKED SECURITIES – 5.1%
American Credit Acceptance Receivables Trust, Class D, Series 2020-4, 1.77%, 12/14/26(1)	45,000	45,820
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50(1)	49,500	52,334
Business Jet Securities LLC, Class A, Series 2020-1A, 2.98%, 11/15/35(1)	15,795	16,170
Carvana Auto Receivables Trust, Class D, Series 2019-3A, 3.04%, 04/15/25(1)	55,000	56,885
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27(1)	100,000	102,834
DT Auto Owner Trust, Class C, Series 2019-2A, 3.18%, 02/18/25(1)	90,000	91,028
Exeter Automobile Receivables Trust, Class E, Series 2019-2A, 4.68%, 05/15/26(1)	55,000	58,498
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 4.75%, 04/25/51(1)	50,000	50,485
Flagship Credit Auto Trust, Class C, Series 2019-2, 3.09%, 05/15/25(1)	130,000	134,202
MAPS Trust, Class A, Series 2021-1A, 2.52%, 06/15/46(1)	49,680	50,486
Marlette Funding Trust, Class A, Series 2019-4A, 2.39%, 12/17/29(1)	17,667	17,748
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(1)	44,781	46,323
TRP LLC, Class A, Series 2021, 2.07%, 06/19/51(1)	70,000	70,105
United Auto Credit Securitization Trust, Class E, Series 2019-1, 4.29%, 08/12/24(1)	80,000	81,314
Upstart Securitization Trust, Class B, Series 2021-2, 1.75%, 06/20/31(1)	60,000	60,296
Veros Automobile Receivables Trust, Class B, Series 2020-1, 2.19%, 06/16/25(1)	55,000	55,425
Westlake Automobile Receivables Trust, Class C, Series 2020-3A, 1.24%, 11/17/25(1)	45,000	45,477

Total Asset Backed Securities
(Cost $1,016,694)		1,035,430

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2021 (unaudited)

Security Description	Principal/ Shares	Value

EXCHANGE TRADED FUND - 1.0%

Debt Fund - 1.0%

VanEck Vectors High Yield Muni ETF
(Cost $203,612)	$3,250	$207,578

MUNICIPAL BOND – 0.0%(9)
Sales Tax Securitization Corp., 3.41%, 01/01/43
(Cost $5,000)	5,000	5,566
MONEY MARKET FUND - 6.2%
JP Morgan U.S. Government Money Market Institutional Shares, 0.01%(10) (Cost $1,271,220)	1,271,220	1,271,220
TOTAL INVESTMENTS - 101.8%
(Cost $20,293,594)		20,761,080
Liabilities in Excess of Other Assets - (1.8)%		(362,487)
Net Assets - 100.0%		$20,398,593

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2021, the aggregate value of these securities was $7,627,968, or 37.4% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2021.
(3)	Perpetual security with no stated maturity date.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Payment in-kind security.
(6)	The loan will settle after July 31, 2021. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(7)	Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2021.
(8)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(9)	Amount rounds to less than 0.05%.
(10)	The rate shown reflects the seven-day yield as of July 31, 2021.

Abbreviations:
CMT — Constant Maturity Treasury Index
ETF — Exchange Traded Fund
LIBOR — London InterBank Offered Rate
PIK — Payment in-Kind
SOFR — Secured Overnight Financing Rate

Currency Abbreviations

USD	United States Dollar

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

July 31, 2021 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$–	$8,266,980	$330	$8,267,310
Term Loans	–	4,123,818	–	4,123,818
Foreign Bonds	–	3,149,301	–	3,149,301
U.S. Government Securities	–	1,475,267	–	1,475,267
Mortgage Backed Securities	–	1,225,590	–	1,225,590
Asset Backed Securities	–	1,035,430	–	1,035,430
Exchange Traded Fund	207,578	–	–	207,578
Municipal Bond	–	5,566	–	5,566
Money Market Fund	1,271,220	–	–	1,271,220
Total	$1,478,798	$19,281,952	$330	$20,761,080

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended July 31, 2021.